Related Party Transactions (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Sep. 27, 2018	Sep. 01, 2017	Apr. 07, 2016	Sep. 30, 2021	Dec. 31, 2017	Dec. 31, 2020	May 05, 2017	Mar. 01, 2017	Jan. 31, 2017	Nov. 30, 2016
Related Party Transaction [Line Items]
Warrants to purchase common stock, shares				100,000		100,000
Warrants exercise price				$ 1.00		$ 1.00
Silver Linings Management, LLC [Member]
Related Party Transaction [Line Items]
Due to related party			$ 13,440
Notes interest rate, percentage			10.00%
Debt maturity date			Apr. 01, 2018
ViaOne Services LLC [Member]
Related Party Transaction [Line Items]
Due to related party				$ 2,682,337		$ 2,146,467
Debt instrument, principal amount							$ 1,000,000	$ 363,000	$ 225,000	$ 150,000
Management fees		$ 25,000		$ 42,000
Accrued management fees					$ 100,000
Conversion price, percentage					125.00%
Conversion price, per share				$ 0.001	$ 0.05
Debt conversion ratio				1.25
Debt instrument, convertible, conversion ratio				85.00%
Warrants to purchase common stock, shares				1,000,000
Management fees		$ 25,000
Accrued management fees					$ 100,000
ViaOne Services LLC [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible, conversion ratio				85.00%
Repayment of convertible debt				$ 1,000,000
Debt instrument interest rate				8.00%
Warrants exercise price				$ 0.42
ViaOne Services LLC [Member] | Line of Credit Agreement [Member]
Related Party Transaction [Line Items]
Notes interest rate, percentage	18.00%
Debt maturity date	Sep. 30, 2019
Debt instrument, principal amount	$ 25,000
Initial loan amount	25,000
Loan maximum borrowing capacity	$ 250,000
Initial loan interest percentage	8.00%